Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of Outstanding Warrants Convertible into Common Stock	As of December 31, 2020, outstanding warrants to acquire shares of the Company’s stock were as follows:

Convertible Into	Number of Shares	Exercise Price	Expiration Date
Class A Common Stock	5,941	$13.12	July 31, 2025
Class A Common Stock	250,000	$0.001	February 8, 2026

	255,941